Company Information - USD 107.7 million initial public offering (Details) $ / shares in Units, $ in Millions						1 Months Ended	12 Months Ended
	Jun. 15, 2022 EUR (€)	Oct. 01, 2021 $ / shares shares	Sep. 23, 2021 $ / shares shares	Jul. 15, 2020 EUR (€) director contract shares	Jul. 15, 2020 USD ($) director contract $ / shares shares	Jun. 30, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure of classes of share capital [line items]
Gross proceeds | $					$ 107.7
Share capital				€ 383,930.11			€ 421,000		€ 386,000		€ 409,000
Number of shares issued | shares				38,393,011
Number of new insurances entered | contract				2	2
Insurance amount | $					$ 3.6
Insurance coverage premium for risks related to initial public offering				€ 1,600,000
Number of executive directors under directors' and officers' liability insurance | director				2	2
Insurance coverage premium for directors' and officers' liability				€ 2,000,000.0
Contracts coverage period				1 year	1 year
Prepaid expenses							8,601,000		3,313,000		€ 7,454,000
Offering expense							€ 539,000		7,397,000
At Market Offering [Member]
Disclosure of classes of share capital [line items]
Gross proceeds						€ 9,400,000		$ 31.9
Amount of Fund Raised | $										$ 1.9
At Market Offering [Member] | Adr [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares		130,856	2,083,334
Price per share | $ / shares		$ 14.40	$ 14.40
Gross proceeds	€ 9,400,000
Amount of Fund Raised | $										$ 30.0
Other Operating Income (Expenses)
Disclosure of classes of share capital [line items]
Additional expense including offering expense									1,800,000
Offering expense									800,000
Other Current Assets and Receivables
Disclosure of classes of share capital [line items]
Prepaid expenses									€ 1,800,000
American Depositary Shares
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares				7,478,261	7,478,261
Price per share | $ / shares					$ 14.40
Gross proceeds				€ 94,100,000	$ 107.7